GOING CONCERN	3 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Note 3. GOING CONCERN

As reflected in the accompanying financial statements, the Company had accumulated deficit of $2,250,988 as of March 31, 2016 which include a loss of $43,213 for the three months ended March 31, 2016.

Uncertainty arise as the market being in operation faces economic slowdown which might cast a slight doubt on the Company ability to generate profit in the next 12 months. Management's plans include the raising of capital through the equity markets to fund future operations, seeking additional acquisitions, and generating of revenue through the business. However, there can be no assurances the Company will be successful in its efforts to secure additional equity financing and obtaining sufficient revenue. These factors raise substantial doubt about the Company's ability to continue as a going concern. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.